Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	001-39513
Entity Registrant Name	Outset Medical, Inc.
Entity Central Index Key	0001484612
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0514392
Entity Address, Address Line One	3052 Orchard Dr.
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	669
Local Phone Number	231-8200
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	OM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false